Cover	Apr. 11, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) is being filed to amend the Current Report on Form 8-K (the “Initial Form 8-K”) filed by Triller Group Inc. (the “Company”) with the Securities and Exchange Commission (the “SEC”) on January 29, 2025. As previously reported in the Initial Form 8-K, the Company disclosed that it had entered into a Securities Purchase Agreement (the “PIPE Purchase Agreement”) with KCP Holdings Limited, a Cayman Islands exempt company (the “Purchaser”), for a private placement offering (the “January Private Placement”) of an aggregate of $14,000,000 in shares of common stock and warrants of the Company. In connection with the PIPE Purchase Agreement, the Company issued a warrant and the parties entered into a registration rights agreement with respect to the shares to be issued to the Purchaser and issuable upon exercise of such warrant.
Document Period End Date	Apr. 11, 2025
Entity File Number	001-38909
Entity Registrant Name	TRILLER GROUP INC.
Entity Central Index Key	0001769624
Entity Tax Identification Number	33-1473901
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7119 West Sunset Boulevard
Entity Address, Address Line Two	Suite 782
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90046
City Area Code	310
Local Phone Number	893-5090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ILLR
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one-quarter of one share of Common Stock for $23.00 per full share
Title of 12(b) Security	Warrants, each warrant exercisable for one-quarter of one share of Common Stock for $23.00 per full share
Trading Symbol	ILLRW
Security Exchange Name	NASDAQ